Commitments and Contingencies - Schedule of Rent Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum annual rentals	$ 28,707	$ 25,133
Contingent rentals	78	140
Operating Leases, Rent Expense, Net, Total	$ 28,785	$ 25,273